Income taxes (Details-Deferred Tax Assets) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$ 55	$ 161
Accrued vacation	21	21
Accrued bonuses	137	134
Deferred rent liability	21
Interest expense limitation	1	1
Lease liability	221	224
Intangible assets	(1,831)	(2,835)
Net operating losses	2,366	1,523
Capitalized transaction costs	53	59
Right of use asset	(206)	(209)
Depreciation	11	(54)
Goodwill	(1,027)	(922)
Deferred tax liability, net	$ (178)	$ (1,897)